Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guggenheim Funds Trust
Entity Central Index Key	0000088525
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000250200
Shareholder Report [Line Items]
Fund Name	Guggenheim Active Investment Series (GAINS) - Core Plus Fund
Class Name	SMA Class
Trading Symbol	GUCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Active Investment Series (GAINS) - Core Plus Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
SMA Class	$6	0.12%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 6
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Duration detracted as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted from performance. The effect was felt broadly across credit-sensitive holdings.

Line Graph [Table Text Block]
Table Summary
	Guggenheim Active Investment Series (GAINS) - Core Plus Fund	Bloomberg U.S. Aggregate Bond Index
8/14/24	$10,000	$10,000
3/31/25	$10,445	$10,091
3/31/26	$11,034	$10,530

AssetsNet	$ 157,055,439
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$157,055,439 Total Number of Portfolio Holdings621 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	13.5%
AA	28.8%
A	20.0%
BBB	14.9%
BB	10.7%
B	5.6%
CCC	0.7%
NRFootnote Referencea	5.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.2%
Interest Rate Futures Contracts Sold Short	-12.4%
Senior Floating Rate Interests	10.0%
Corporate Bonds	26.2%
Interest Rate Futures Contracts Purchased	33.9%
Collateralized Mortgage Obligations	39.7%
Asset-Backed Securities	46.3%
Centrally Cleared Interest Rate Swap Agreements Pay	56.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 3.00% due 05/01/56	5.2%
Uniform MBS 30 Year 5.00% due 06/01/56	3.0%
Fannie Mae 5.00% due 03/25/55	2.2%
NLT Trust 2026-NQM1, 6.61% due 02/25/71	2.1%
KKR CLO 16 Ltd. 16 A2R3, 5.27% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 10/20/34	1.4%
Cross Mortgage Trust 2026-NQM3, 5.36% due 03/25/71	1.3%
Blackstone Strategic Cap Holding II 5.92% (1 Month Term SOFR + 2.25%) due 12/31/33	1.2%
SG Residential Mortgage Trust 2025-1, 5.25% due 12/25/65	1.0%
GMAC Commercial Mortgage Asset Corp. 2025-WPAFB, 7.15% due 08/10/36	1.0%
Golub Capital Partners CLO 49M Ltd. 2020-49A A1R2, 5.19% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 07/20/38	1.0%
Total	19.4%

Material Fund Change [Text Block]
C000250201
Shareholder Report [Line Items]
Fund Name	Guggenheim Active Investment Series (GAINS) - Limited Duration Fund
Class Name	SMA Class
Trading Symbol	GULDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Active Investment Series (GAINS) - Limited Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
SMA Class	$5	0.09%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 5
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Duration detracted as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings.

Line Graph [Table Text Block]
Table Summary
	Guggenheim Active Investment Series (GAINS) - Limited Duration Fund	Bloomberg U.S. Aggregate Bond Index
8/14/24	$10,000	$10,000
3/31/25	$10,250	$10,091
3/31/26	$10,835	$10,530

AssetsNet	$ 20,648,700
Holdings Count | Holding	253
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$20,648,700 Total Number of Portfolio Holdings253 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	34.9%
AA	23.2%
A	16.7%
BBB	9.6%
BB	6.0%
B	3.9%
NRFootnote Referencea	5.7%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	-0.7%
Centrally Cleared Interest Rate Swap Agreements Receive	-33.8%
Interest Rate Futures Contracts Sold Short	-11.7%
Senior Floating Rate Interests	7.9%
Corporate Bonds	9.0%
Interest Rate Futures Contracts Purchased	17.7%
Collateralized Mortgage Obligations	35.0%
Asset-Backed Securities	50.4%
Centrally Cleared Interest Rate Swap Agreements Pay	69.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Owl Rock CLO X LLC 2023-10A AR, 5.06% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 04/20/37	3.4%
Slam Ltd. 2024-1A, 5.34% due 09/15/49	2.2%
NLT Trust 2026-NQM1, 6.61% due 02/25/71	1.8%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	1.6%
Owl Rock CLO III Ltd. 2020-3A AR, 5.52% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36	1.5%
Freddie Mac 5.50% due 02/01/56	1.3%
Uniform MBS 15 Year 4.50% due 05/01/41	1.3%
CIFC Funding Ltd. 2022-1A B, 5.47% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/17/35	1.2%
Palmer Square CLO Ltd. 2024-3A B, 5.27% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37	1.2%
Golub Capital Partners CLO 46M Ltd. 2019-46A A1R, 5.48% (3 Month Term SOFR + 1.81%, Rate Floor: 1.81%) due 04/20/37	1.2%
Total	16.7%

Material Fund Change [Text Block]
C000136517
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class A
Trading Symbol	SIUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Line Graph [Table Text Block]
Table Summary
	Core Bond Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index
3/31/16	$9,600	$10,000
3/31/17	$10,116	$10,044
3/31/18	$10,535	$10,165
3/31/19	$10,794	$10,620
3/31/20	$11,461	$11,569
3/31/21	$12,269	$11,651
3/31/22	$11,756	$11,168
3/31/23	$11,005	$10,633
3/31/24	$11,278	$10,814
3/31/25	$11,923	$11,342
3/31/26	$12,456	$11,835

AssetsNet	$ 2,822,914,126
Holdings Count | Holding	1,131
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$2,822,914,126 Total Number of Portfolio Holdings1,131 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Material Fund Change [Text Block]
C000136519
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class C
Trading Symbol	SDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$75	1.50%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 75
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Line Graph [Table Text Block]
Table Summary
	Core Bond Fund (Class C)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,462	$10,044
3/31/18	$10,817	$10,165
3/31/19	$11,002	$10,620
3/31/20	$11,598	$11,569
3/31/21	$12,322	$11,651
3/31/22	$11,722	$11,168
3/31/23	$10,892	$10,633
3/31/24	$11,086	$10,814
3/31/25	$11,636	$11,342
3/31/26	$12,061	$11,835

AssetsNet	$ 2,822,914,126
Holdings Count | Holding	1,131
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$2,822,914,126 Total Number of Portfolio Holdings1,131 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Material Fund Change [Text Block]
C000155968
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class P
Trading Symbol	SIUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Line Graph [Table Text Block]
Table Summary
	Core Bond Fund (Class P)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,539	$10,044
3/31/18	$10,980	$10,165
3/31/19	$11,250	$10,620
3/31/20	$11,943	$11,569
3/31/21	$12,779	$11,651
3/31/22	$12,251	$11,168
3/31/23	$11,467	$10,633
3/31/24	$11,750	$10,814
3/31/25	$12,421	$11,342
3/31/26	$12,969	$11,835

AssetsNet	$ 2,822,914,126
Holdings Count | Holding	1,131
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$2,822,914,126 Total Number of Portfolio Holdings1,131 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Material Fund Change [Text Block]
C000136520
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Institutional Class
Trading Symbol	GIUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$23	0.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 23
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Line Graph [Table Text Block]
Table Summary
	Core Bond Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$2,000,000	$2,000,000
3/31/17	$2,113,208	$2,008,812
3/31/18	$2,208,211	$2,032,978
3/31/19	$2,269,078	$2,124,067
3/31/20	$2,416,413	$2,313,827
3/31/21	$2,593,295	$2,330,260
3/31/22	$2,493,162	$2,233,505
3/31/23	$2,339,980	$2,126,668
3/31/24	$2,406,449	$2,162,781
3/31/25	$2,551,553	$2,268,317
3/31/26	$2,671,947	$2,366,958

AssetsNet	$ 2,822,914,126
Holdings Count | Holding	1,131
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$2,822,914,126 Total Number of Portfolio Holdings1,131 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Material Fund Change [Text Block]
C000136510
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class A
Trading Symbol	GIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$50	1.00%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 50
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Line Graph [Table Text Block]
Table Summary
	Floating Rate Strategies Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$9,700	$10,000	$10,000
3/31/17	$10,382	$10,044	$10,974
3/31/18	$10,746	$10,165	$11,483
3/31/19	$10,931	$10,620	$11,865
3/31/20	$9,793	$11,569	$10,737
3/31/21	$11,689	$11,651	$12,967
3/31/22	$11,999	$11,168	$13,384
3/31/23	$12,339	$10,633	$13,669
3/31/24	$13,727	$10,814	$15,364
3/31/25	$14,418	$11,342	$16,442
3/31/26	$14,853	$11,835	$17,229

AssetsNet	$ 532,593,338
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$532,593,338 Total Number of Portfolio Holdings323 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Material Fund Change [Text Block]
C000136511
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class C
Trading Symbol	GIFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$87	1.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 87
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Line Graph [Table Text Block]
Table Summary
	Floating Rate Strategies Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,626	$10,044	$10,974
3/31/18	$10,918	$10,165	$11,483
3/31/19	$11,024	$10,620	$11,865
3/31/20	$9,801	$11,569	$10,737
3/31/21	$11,613	$11,651	$12,967
3/31/22	$11,832	$11,168	$13,384
3/31/23	$12,078	$10,633	$13,669
3/31/24	$13,336	$10,814	$15,364
3/31/25	$13,904	$11,342	$16,442
3/31/26	$14,217	$11,835	$17,229

AssetsNet	$ 532,593,338
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$532,593,338 Total Number of Portfolio Holdings323 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Material Fund Change [Text Block]
C000155966
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class P
Trading Symbol	GIFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$50	1.00%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 50
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Line Graph [Table Text Block]
Table Summary
	Floating Rate Strategies Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,701	$10,044	$10,974
3/31/18	$11,076	$10,165	$11,483
3/31/19	$11,267	$10,620	$11,865
3/31/20	$10,094	$11,569	$10,737
3/31/21	$12,048	$11,651	$12,967
3/31/22	$12,367	$11,168	$13,384
3/31/23	$12,718	$10,633	$13,669
3/31/24	$14,147	$10,814	$15,364
3/31/25	$14,859	$11,342	$16,442
3/31/26	$15,307	$11,835	$17,229

AssetsNet	$ 532,593,338
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$532,593,338 Total Number of Portfolio Holdings323 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Material Fund Change [Text Block]
C000136512
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Institutional Class
Trading Symbol	GIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Line Graph [Table Text Block]
Table Summary
	Floating Rate Strategies Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,145,366	$2,008,812	$2,194,832
3/31/18	$2,225,891	$2,032,978	$2,296,639
3/31/19	$2,269,702	$2,124,067	$2,373,062
3/31/20	$2,038,311	$2,313,827	$2,147,382
3/31/21	$2,438,403	$2,330,260	$2,593,386
3/31/22	$2,509,866	$2,233,505	$2,676,931
3/31/23	$2,586,237	$2,126,668	$2,733,753
3/31/24	$2,883,642	$2,162,781	$3,072,807
3/31/25	$3,035,977	$2,268,317	$3,288,419
3/31/26	$3,134,924	$2,366,958	$3,445,923

AssetsNet	$ 532,593,338
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$532,593,338 Total Number of Portfolio Holdings323 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Material Fund Change [Text Block]
C000152101
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class R6
Trading Symbol	GIFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Line Graph [Table Text Block]
Table Summary
	Floating Rate Strategies Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/13/19	$10,000	$10,000	$10,000
3/31/19	$9,983	$10,126	$9,987
3/31/20	$8,966	$11,030	$9,038
3/31/21	$10,725	$11,109	$10,915
3/31/22	$11,038	$10,648	$11,267
3/31/23	$11,391	$10,139	$11,508
3/31/24	$12,704	$10,311	$12,935
3/31/25	$13,374	$10,814	$13,844
3/31/26	$13,811	$11,284	$14,502

AssetsNet	$ 532,593,338
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$532,593,338 Total Number of Portfolio Holdings323 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Material Fund Change [Text Block]
C000136514
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class A
Trading Symbol	SIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$45	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 45
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Line Graph [Table Text Block]
Table Summary
	High Yield Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$9,600	$10,000	$10,000
3/31/17	$11,239	$10,044	$11,639
3/31/18	$11,624	$10,165	$12,079
3/31/19	$11,963	$10,620	$12,796
3/31/20	$10,954	$11,569	$11,908
3/31/21	$13,412	$11,651	$14,732
3/31/22	$13,492	$11,168	$14,635
3/31/23	$13,137	$10,633	$14,146
3/31/24	$14,519	$10,814	$15,723
3/31/25	$15,463	$11,342	$16,933
3/31/26	$16,237	$11,835	$18,119

AssetsNet	$ 164,476,925
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$164,476,925 Total Number of Portfolio Holdings323 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Material Fund Change [Text Block]
C000136516
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class C
Trading Symbol	SIHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$83	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 83
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Line Graph [Table Text Block]
Table Summary
	High Yield Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,618	$10,044	$11,639
3/31/18	$11,940	$10,165	$12,079
3/31/19	$12,189	$10,620	$12,796
3/31/20	$11,080	$11,569	$11,908
3/31/21	$13,453	$11,651	$14,732
3/31/22	$13,423	$11,168	$14,635
3/31/23	$12,968	$10,633	$14,146
3/31/24	$14,220	$10,814	$15,723
3/31/25	$15,033	$11,342	$16,933
3/31/26	$15,671	$11,835	$18,119

AssetsNet	$ 164,476,925
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$164,476,925 Total Number of Portfolio Holdings323 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Material Fund Change [Text Block]
C000155967
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class P
Trading Symbol	SIHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$45	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 45
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Line Graph [Table Text Block]
Table Summary
	High Yield Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,726	$10,044	$11,639
3/31/18	$12,129	$10,165	$12,079
3/31/19	$12,466	$10,620	$12,796
3/31/20	$11,427	$11,569	$11,908
3/31/21	$13,966	$11,651	$14,732
3/31/22	$14,032	$11,168	$14,635
3/31/23	$13,665	$10,633	$14,146
3/31/24	$15,104	$10,814	$15,723
3/31/25	$16,087	$11,342	$16,933
3/31/26	$16,879	$11,835	$18,119

AssetsNet	$ 164,476,925
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$164,476,925 Total Number of Portfolio Holdings323 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Material Fund Change [Text Block]
C000136513
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Institutional Class
Trading Symbol	SHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$33	0.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 33
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Line Graph [Table Text Block]
Table Summary
	High Yield Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,351,022	$2,008,812	$2,327,771
3/31/18	$2,439,735	$2,032,978	$2,415,780
3/31/19	$2,514,341	$2,124,067	$2,559,109
3/31/20	$2,311,180	$2,313,827	$2,381,603
3/31/21	$2,832,366	$2,330,260	$2,946,461
3/31/22	$2,855,572	$2,233,505	$2,927,042
3/31/23	$2,786,513	$2,126,668	$2,829,136
3/31/24	$3,089,743	$2,162,781	$3,144,648
3/31/25	$3,298,049	$2,268,317	$3,386,508
3/31/26	$3,469,317	$2,366,958	$3,623,895

AssetsNet	$ 164,476,925
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$164,476,925 Total Number of Portfolio Holdings323 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Material Fund Change [Text Block]
C000152102
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class R6
Trading Symbol	SHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$33	0.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 33
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Line Graph [Table Text Block]
Table Summary
	High Yield Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
5/15/17	$10,000	$10,000	$10,000
3/31/18	$10,236	$10,045	$10,224
3/31/19	$10,562	$10,495	$10,830
3/31/20	$9,717	$11,432	$10,079
3/31/21	$11,927	$11,513	$12,469
3/31/22	$12,038	$11,036	$12,387
3/31/23	$11,756	$10,508	$11,972
3/31/24	$13,035	$10,687	$13,307
3/31/25	$13,919	$11,208	$14,330
3/31/26	$14,646	$11,695	$15,337

AssetsNet	$ 164,476,925
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$164,476,925 Total Number of Portfolio Holdings323 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Material Fund Change [Text Block]
C000136507
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class A
Trading Symbol	GILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$36	0.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 36
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$9,775	$10,000	$10,000
3/31/17	$10,251	$10,044	$10,074
3/31/18	$10,474	$10,165	$10,099
3/31/19	$10,658	$10,620	$10,407
3/31/20	$10,775	$11,569	$10,889
3/31/21	$11,463	$11,651	$11,018
3/31/22	$11,247	$11,168	$10,698
3/31/23	$11,249	$10,633	$10,723
3/31/24	$11,905	$10,814	$11,105
3/31/25	$12,639	$11,342	$11,728
3/31/26	$13,199	$11,835	$12,201

AssetsNet	$ 5,769,853,184
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,769,853,184 Total Number of Portfolio Holdings919 Portfolio Turnover Rate23%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Material Fund Change [Text Block]
C000136508
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class C
Trading Symbol	GILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$73	1.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 73
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,411	$10,044	$10,074
3/31/18	$10,562	$10,165	$10,099
3/31/19	$10,664	$10,620	$10,407
3/31/20	$10,705	$11,569	$10,889
3/31/21	$11,299	$11,651	$11,018
3/31/22	$11,008	$11,168	$10,698
3/31/23	$10,923	$10,633	$10,723
3/31/24	$11,474	$10,814	$11,105
3/31/25	$12,092	$11,342	$11,728
3/31/26	$12,534	$11,835	$12,201

AssetsNet	$ 5,769,853,184
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,769,853,184 Total Number of Portfolio Holdings919 Portfolio Turnover Rate23%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Material Fund Change [Text Block]
C000155965
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class P
Trading Symbol	GILPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$36	0.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 36
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,487	$10,044	$10,074
3/31/18	$10,715	$10,165	$10,099
3/31/19	$10,903	$10,620	$10,407
3/31/20	$11,023	$11,569	$10,889
3/31/21	$11,726	$11,651	$11,018
3/31/22	$11,506	$11,168	$10,698
3/31/23	$11,508	$10,633	$10,723
3/31/24	$12,179	$10,814	$11,105
3/31/25	$12,925	$11,342	$11,728
3/31/26	$13,492	$11,835	$12,201

AssetsNet	$ 5,769,853,184
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,769,853,184 Total Number of Portfolio Holdings919 Portfolio Turnover Rate23%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Material Fund Change [Text Block]
C000136509
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Institutional Class
Trading Symbol	GILHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$23	0.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 23
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,102,994	$2,008,812	$2,014,822
3/31/18	$2,155,056	$2,032,978	$2,019,841
3/31/19	$2,197,491	$2,124,067	$2,081,481
3/31/20	$2,228,004	$2,313,827	$2,177,783
3/31/21	$2,375,161	$2,330,260	$2,203,662
3/31/22	$2,337,285	$2,233,505	$2,139,513
3/31/23	$2,342,433	$2,126,668	$2,144,689
3/31/24	$2,486,296	$2,162,781	$2,220,994
3/31/25	$2,645,292	$2,268,317	$2,345,606
3/31/26	$2,769,302	$2,366,958	$2,440,184

AssetsNet	$ 5,769,853,184
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,769,853,184 Total Number of Portfolio Holdings919 Portfolio Turnover Rate23%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Material Fund Change [Text Block]
C000152100
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class R6
Trading Symbol	GIKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$21	0.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 21
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/13/19	$10,000	$10,000	$10,000
3/31/19	$10,019	$10,126	$10,044
3/31/20	$10,157	$11,030	$10,509
3/31/21	$10,833	$11,109	$10,634
3/31/22	$10,656	$10,648	$10,325
3/31/23	$10,684	$10,139	$10,349
3/31/24	$11,345	$10,311	$10,718
3/31/25	$12,077	$10,814	$11,319
3/31/26	$12,650	$11,284	$11,774

AssetsNet	$ 5,769,853,184
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,769,853,184 Total Number of Portfolio Holdings919 Portfolio Turnover Rate23%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Material Fund Change [Text Block]
C000136521
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class A
Trading Symbol	GIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$64	1.27%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 64
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Line Graph [Table Text Block]
Table Summary
	Macro Opportunities Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$9,600	$10,000	$10,000
3/31/17	$10,756	$10,044	$10,036
3/31/18	$11,107	$10,165	$10,147
3/31/19	$11,154	$10,620	$10,362
3/31/20	$10,613	$11,569	$10,596
3/31/21	$12,574	$11,651	$10,609
3/31/22	$12,393	$11,168	$10,615
3/31/23	$12,026	$10,633	$10,881
3/31/24	$12,982	$10,814	$11,451
3/31/25	$13,906	$11,342	$12,021
3/31/26	$14,624	$11,835	$12,502

AssetsNet	$ 9,272,822,004
Holdings Count | Holding	1,284
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,272,822,004 Total Number of Portfolio Holdings1,284 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Material Fund Change [Text Block]
C000136522
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class C
Trading Symbol	GIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$101	2.02%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 101
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Line Graph [Table Text Block]
Table Summary
	Macro Opportunities Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,126	$10,044	$10,036
3/31/18	$11,400	$10,165	$10,147
3/31/19	$11,368	$10,620	$10,362
3/31/20	$10,735	$11,569	$10,596
3/31/21	$12,621	$11,651	$10,609
3/31/22	$12,347	$11,168	$10,615
3/31/23	$11,892	$10,633	$10,881
3/31/24	$12,743	$10,814	$11,451
3/31/25	$13,559	$11,342	$12,021
3/31/26	$14,148	$11,835	$12,502

AssetsNet	$ 9,272,822,004
Holdings Count | Holding	1,284
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,272,822,004 Total Number of Portfolio Holdings1,284 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Material Fund Change [Text Block]
C000155969
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class P
Trading Symbol	GIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$66	1.32%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 66
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Line Graph [Table Text Block]
Table Summary
	Macro Opportunities Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,219	$10,044	$10,036
3/31/18	$11,584	$10,165	$10,147
3/31/19	$11,633	$10,620	$10,362
3/31/20	$11,069	$11,569	$10,596
3/31/21	$13,112	$11,651	$10,609
3/31/22	$12,923	$11,168	$10,615
3/31/23	$12,541	$10,633	$10,881
3/31/24	$13,536	$10,814	$11,451
3/31/25	$14,488	$11,342	$12,021
3/31/26	$15,226	$11,835	$12,502

AssetsNet	$ 9,272,822,004
Holdings Count | Holding	1,284
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,272,822,004 Total Number of Portfolio Holdings1,284 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Material Fund Change [Text Block]
C000136523
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$46	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 46
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Line Graph [Table Text Block]
Table Summary
	Macro Opportunities Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,249,945	$2,008,812	$2,007,125
3/31/18	$2,332,085	$2,032,978	$2,029,397
3/31/19	$2,351,464	$2,124,067	$2,072,494
3/31/20	$2,246,643	$2,313,827	$2,119,211
3/31/21	$2,671,632	$2,330,260	$2,121,702
3/31/22	$2,644,013	$2,233,505	$2,123,034
3/31/23	$2,575,258	$2,126,668	$2,176,210
3/31/24	$2,790,587	$2,162,781	$2,290,295
3/31/25	$2,999,776	$2,268,317	$2,404,176
3/31/26	$3,164,698	$2,366,958	$2,500,304

AssetsNet	$ 9,272,822,004
Holdings Count | Holding	1,284
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,272,822,004 Total Number of Portfolio Holdings1,284 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Material Fund Change [Text Block]
C000152104
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class R6
Trading Symbol	GIOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$46	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 46
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Line Graph [Table Text Block]
Table Summary
	Macro Opportunities Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/13/19	$10,000	$10,000	$10,000
3/31/19	$10,005	$10,126	$10,013
3/31/20	$9,556	$11,030	$10,238
3/31/21	$11,367	$11,109	$10,251
3/31/22	$11,249	$10,648	$10,257
3/31/23	$10,961	$10,139	$10,514
3/31/24	$11,878	$10,311	$11,065
3/31/25	$12,769	$10,814	$11,615
3/31/26	$13,471	$11,284	$12,080

AssetsNet	$ 9,272,822,004
Holdings Count | Holding	1,284
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,272,822,004 Total Number of Portfolio Holdings1,284 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Material Fund Change [Text Block]
C000136524
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class A
Trading Symbol	GIJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Line Graph [Table Text Block]
Table Summary
	Municipal Income Fund (Class A)‡	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$9,600	$10,000	$10,000
3/31/17	$9,546	$10,015	$10,039
3/31/18	$9,868	$10,282	$10,508
3/31/19	$10,338	$10,835	$11,124
3/31/20	$10,683	$11,252	$11,670
3/31/21	$11,320	$11,872	$12,489
3/31/22	$10,462	$11,342	$11,827
3/31/23	$10,225	$11,371	$11,396
3/31/24	$10,416	$11,726	$11,863
3/31/25	$10,630	$11,869	$11,942
3/31/26	$11,187	$12,379	$12,328

AssetsNet	$ 40,236,350
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$40,236,350 Total Number of Portfolio Holdings110 Portfolio Turnover Rate14%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Material Fund Change [Text Block]
C000136525
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class C
Trading Symbol	GIJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$76	1.51%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 76
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Line Graph [Table Text Block]
Table Summary
	Municipal Income Fund (Class C)	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,868	$10,015	$10,039
3/31/18	$10,125	$10,282	$10,508
3/31/19	$10,529	$10,835	$11,124
3/31/20	$10,800	$11,252	$11,670
3/31/21	$11,360	$11,872	$12,489
3/31/22	$10,420	$11,342	$11,827
3/31/23	$10,107	$11,371	$11,396
3/31/24	$10,219	$11,726	$11,863
3/31/25	$10,350	$11,869	$11,942
3/31/26	$10,811	$12,379	$12,328

AssetsNet	$ 40,236,350
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$40,236,350 Total Number of Portfolio Holdings110 Portfolio Turnover Rate14%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Material Fund Change [Text Block]
C000155970
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class P
Trading Symbol	GIJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Line Graph [Table Text Block]
Table Summary
	Municipal Income Fund (Class P)	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,943	$10,015	$10,039
3/31/18	$10,283	$10,282	$10,508
3/31/19	$10,772	$10,835	$11,124
3/31/20	$11,123	$11,252	$11,670
3/31/21	$11,795	$11,872	$12,489
3/31/22	$10,892	$11,342	$11,827
3/31/23	$10,645	$11,371	$11,396
3/31/24	$10,854	$11,726	$11,863
3/31/25	$11,067	$11,869	$11,942
3/31/26	$11,655	$12,379	$12,328

AssetsNet	$ 40,236,350
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$40,236,350 Total Number of Portfolio Holdings110 Portfolio Turnover Rate14%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Material Fund Change [Text Block]
C000136526
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	GIJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$26	0.51%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 26
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Line Graph [Table Text Block]
Table Summary
	Municipal Income Fund (Institutional Class)	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$1,993,555	$2,003,081	$2,007,782
3/31/18	$2,065,881	$2,056,336	$2,101,653
3/31/19	$2,169,696	$2,167,066	$2,224,842
3/31/20	$2,247,805	$2,250,474	$2,334,005
3/31/21	$2,387,702	$2,374,438	$2,497,926
3/31/22	$2,212,322	$2,268,321	$2,365,459
3/31/23	$2,167,674	$2,274,180	$2,279,301
3/31/24	$2,213,841	$2,345,281	$2,372,601
3/31/25	$2,265,266	$2,373,886	$2,388,505
3/31/26	$2,389,796	$2,475,782	$2,465,642

AssetsNet	$ 40,236,350
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$40,236,350 Total Number of Portfolio Holdings110 Portfolio Turnover Rate14%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Material Fund Change [Text Block]
C000136527
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class A
Trading Symbol	GIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Total Return Bond Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index
3/31/16	$9,600	$10,000
3/31/17	$10,183	$10,044
3/31/18	$10,590	$10,165
3/31/19	$10,835	$10,620
3/31/20	$11,498	$11,569
3/31/21	$12,350	$11,651
3/31/22	$11,938	$11,168
3/31/23	$11,169	$10,633
3/31/24	$11,508	$10,814
3/31/25	$12,189	$11,342
3/31/26	$12,770	$11,835

AssetsNet	$ 31,488,134,525
Holdings Count | Holding	2,044
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$31,488,134,525 Total Number of Portfolio Holdings2,044 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Material Fund Change [Text Block]
C000136528
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class C
Trading Symbol	GIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$75	1.50%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 75
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Total Return Bond Fund (Class C)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,530	$10,044
3/31/18	$10,869	$10,165
3/31/19	$11,037	$10,620
3/31/20	$11,625	$11,569
3/31/21	$12,394	$11,651
3/31/22	$11,891	$11,168
3/31/23	$11,042	$10,633
3/31/24	$11,292	$10,814
3/31/25	$11,871	$11,342
3/31/26	$12,339	$11,835

AssetsNet	$ 31,488,134,525
Holdings Count | Holding	2,044
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$31,488,134,525 Total Number of Portfolio Holdings2,044 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Material Fund Change [Text Block]
C000155971
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class P
Trading Symbol	GIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Total Return Bond Fund (Class P)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,615	$10,044
3/31/18	$11,038	$10,165
3/31/19	$11,293	$10,620
3/31/20	$11,984	$11,569
3/31/21	$12,873	$11,651
3/31/22	$12,443	$11,168
3/31/23	$11,642	$10,633
3/31/24	$11,996	$10,814
3/31/25	$12,706	$11,342
3/31/26	$13,306	$11,835

AssetsNet	$ 31,488,134,525
Holdings Count | Holding	2,044
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$31,488,134,525 Total Number of Portfolio Holdings2,044 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Material Fund Change [Text Block]
C000136529
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	GIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$23	0.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 23
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Total Return Bond Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$2,000,000	$2,000,000
3/31/17	$2,129,041	$2,008,812
3/31/18	$2,221,392	$2,032,978
3/31/19	$2,279,123	$2,124,067
3/31/20	$2,426,384	$2,313,827
3/31/21	$2,612,642	$2,330,260
3/31/22	$2,532,798	$2,233,505
3/31/23	$2,376,608	$2,126,668
3/31/24	$2,455,879	$2,162,781
3/31/25	$2,608,468	$2,268,317
3/31/26	$2,740,503	$2,366,958

AssetsNet	$ 31,488,134,525
Holdings Count | Holding	2,044
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$31,488,134,525 Total Number of Portfolio Holdings2,044 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Material Fund Change [Text Block]
C000152106
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class R6
Trading Symbol	GIBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$21	0.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 21
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Line Graph [Table Text Block]
Table Summary
	Total Return Bond Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index
10/19/16	$10,000	$10,000
3/31/17	$10,062	$9,820
3/31/18	$10,501	$9,938
3/31/19	$10,774	$10,383
3/31/20	$11,465	$11,310
3/31/21	$12,349	$11,391
3/31/22	$11,973	$10,918
3/31/23	$11,232	$10,396
3/31/24	$11,612	$10,573
3/31/25	$12,344	$11,089
3/31/26	$12,970	$11,571

AssetsNet	$ 31,488,134,525
Holdings Count | Holding	2,044
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$31,488,134,525 Total Number of Portfolio Holdings2,044 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Material Fund Change [Text Block]
C000205703
Shareholder Report [Line Items]
Fund Name	Guggenheim Ultra Short Duration Fund
Class Name	Class A
Trading Symbol	GIYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$29	0.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 29
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration detracted modestly as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted from performance. The effect was felt broadly across credit-sensitive holdings.

Line Graph [Table Text Block]
Table Summary
	Ultra Short Duration Fund (Class A)	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
11/30/18	$10,000	$10,000	$10,000
3/31/19	$10,062	$10,483	$10,078
3/31/20	$10,086	$11,419	$10,288
3/31/21	$10,375	$11,500	$10,297
3/31/22	$10,256	$11,023	$10,302
3/31/23	$10,479	$10,496	$10,570
3/31/24	$11,263	$10,674	$11,139
3/31/25	$11,954	$11,195	$11,699
3/31/26	$12,472	$11,682	$12,182

AssetsNet	$ 565,821,037
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$565,821,037 Total Number of Portfolio Holdings381 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	41.5%
AA	19.0%
A	11.9%
BBB	11.8%
BB	3.0%
B	0.5%
NRFootnote Referencea	3.5%
Other Investments	8.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.6%
Centrally Cleared Interest Rate Swap Agreements Receive	-15.8%
OTC Equity Index Swap Agreements Sold Short	-9.0%
Interest Rate Futures Contracts Sold Short	-5.1%
Collateralized Mortgage Obligations	-%
Interest Rate Futures Contracts Purchased	5.1%
Exchange-Traded Funds	9.0%
Corporate Bonds	19.1%
Asset-Backed Securities	25.1%
Collateralized Mortgage Obligations	31.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR S&P 500 ETF Trust	4.6%
iShares Core S&P 500 ETF	4.4%
Freddie Mac 5.00% due 12/25/51	2.0%
BCC Middle Market CLO LLC 2019-1A A1RR, 5.12% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 07/15/36	1.9%
Eldridge CLO Ltd. 2025-1A A1, 5.25% (3 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 10/20/38	1.0%
Cerberus Loan Funding 51 LLC 2025-2A A, 5.19% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37	1.0%
FS Rialto 2021-FL3 B, 5.59% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36	1.0%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.9%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	0.9%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	0.8%
Total	18.5%

Material Fund Change [Text Block]
C000205704
Shareholder Report [Line Items]
Fund Name	Guggenheim Ultra Short Duration Fund
Class Name	Institutional Class
Trading Symbol	GIYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$17	0.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 17
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration detracted modestly as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted from performance. The effect was felt broadly across credit-sensitive holdings.

Line Graph [Table Text Block]
Table Summary
	Ultra Short Duration Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,045,884	$2,008,812	$2,006,031
3/31/18	$2,082,598	$2,032,978	$2,027,034
3/31/19	$2,129,712	$2,124,067	$2,069,353
3/31/20	$2,138,487	$2,313,827	$2,112,399
3/31/21	$2,205,334	$2,330,260	$2,114,375
3/31/22	$2,187,758	$2,233,505	$2,115,519
3/31/23	$2,240,969	$2,126,668	$2,170,522
3/31/24	$2,414,573	$2,162,781	$2,287,185
3/31/25	$2,568,588	$2,268,317	$2,402,184
3/31/26	$2,687,781	$2,366,958	$2,501,274

AssetsNet	$ 565,821,037
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$565,821,037 Total Number of Portfolio Holdings381 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	41.5%
AA	19.0%
A	11.9%
BBB	11.8%
BB	3.0%
B	0.5%
NRFootnote Referencea	3.5%
Other Investments	8.8%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.6%
Centrally Cleared Interest Rate Swap Agreements Receive	-15.8%
OTC Equity Index Swap Agreements Sold Short	-9.0%
Interest Rate Futures Contracts Sold Short	-5.1%
Collateralized Mortgage Obligations	-%
Interest Rate Futures Contracts Purchased	5.1%
Exchange-Traded Funds	9.0%
Corporate Bonds	19.1%
Asset-Backed Securities	25.1%
Collateralized Mortgage Obligations	31.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR S&P 500 ETF Trust	4.6%
iShares Core S&P 500 ETF	4.4%
Freddie Mac 5.00% due 12/25/51	2.0%
BCC Middle Market CLO LLC 2019-1A A1RR, 5.12% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 07/15/36	1.9%
Eldridge CLO Ltd. 2025-1A A1, 5.25% (3 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 10/20/38	1.0%
Cerberus Loan Funding 51 LLC 2025-2A A, 5.19% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37	1.0%
FS Rialto 2021-FL3 B, 5.59% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36	1.0%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.9%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	0.9%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	0.8%
Total	18.5%

Material Fund Change [Text Block]